                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10273

Morgan Stanley International Value Equity Fund
                     (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  August 31, 2006

Date of reporting period: May 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2006 (unaudited)

     NUMBER OF
       SHARES                                                                                                VALUE
---------------------                                                                                -----------------------

                        COMMON STOCKS (95.6%)
                        AUSTRALIA (0.9%)

                        BEVERAGES: ALCOHOLIC
           1,070,571    Foster's Group Ltd.                                                                       4,310,044
                                                                                                     -----------------------

                        CHEMICALS: MAJOR DIVERSIFIED
             150,674    Orica Ltd.                                                                                2,674,758
                                                                                                     -----------------------

                        STEEL
             150,255    BlueScope Steel Ltd.                                                                        868,870
                                                                                                     -----------------------

                        TOTAL AUSTRALIA                                                                           7,853,672
                                                                                                     -----------------------

                        AUSTRIA (1.1%)
                        MAJOR TELECOMMUNICATIONS
             434,349    Telekom Austria AG                                                                        9,690,820
                                                                                                     -----------------------

                        BELGIUM (1.4%)
                        FINANCIAL CONGLOMERATES
             222,873    Fortis                                                                                    8,120,353
                                                                                                     -----------------------

                        MAJOR BANKS
              38,552    KBC GROEP NV                                                                              4,147,515
                                                                                                     -----------------------

                        TOTAL BELGIUM                                                                            12,267,868
                                                                                                     -----------------------

                        FRANCE (10.1%)
                        CONSTRUCTION MATERIALS
              37,418    Lafarge S.A.                                                                              4,496,220
                                                                                                     -----------------------

                        FOOD RETAIL
              74,916    Carrefour S.A.                                                                            4,343,981
                                                                                                     -----------------------

                        INTEGRATED OIL
             368,892    Total S.A.                                                                               24,080,649
                                                                                                     -----------------------

                        MAJOR BANKS
             155,824    BNP Paribas                                                                              14,526,126
              35,791    Societe Generale                                                                          5,505,544
                                                                                                     -----------------------
                                                                                                                 20,031,670
                                                                                                     -----------------------
                        MAJOR TELECOMMUNICATIONS
             838,316    France Telecom S.A.                                                                      18,758,287
                                                                                                     -----------------------

                        MOTOR VEHICLES
              40,422    Renault S.A.                                                                              4,646,666
                                                                                                     -----------------------

                        PHARMACEUTICALS: MAJOR
              90,804    Sanofi-Aventis                                                                            8,557,112
                                                                                                     -----------------------

                        TOTAL FRANCE                                                                             84,914,585
                                                                                                     -----------------------

                        GERMANY (5.5%)
                        CHEMICALS: MAJOR DIVERSIFIED
             194,663    Bayer AG                                                                                  8,744,037
                                                                                                     -----------------------

                        ELECTRIC UTILITIES
             140,270    RWE AG                                                                                   11,983,455
                                                                                                     -----------------------

                        INDUSTRIAL CONGLOMERATES
              96,216    Siemens AG (Registered Shares)                                                            8,279,599
                                                                                                     -----------------------

                        MAJOR TELECOMMUNICATIONS
             256,404    Deutsche Telekom AG (Registered Shares)*                                                  4,163,393
                                                                                                     -----------------------

                        MOTOR VEHICLES
             152,351    Bayerische Motoren Werke (BMW) AG                                                         7,838,734
                                                                                                     -----------------------

                        MULTI-LINE INSURANCE
              37,220    Muenchener Rueckver AG (Registered Shares)                                                5,040,826
                                                                                                     -----------------------

                        TOTAL GERMANY                                                                            46,050,044
                                                                                                     -----------------------

                        IRELAND (0.5%)
                        CONSTRUCTION MATERIALS
             123,713    CRH PLC                                                                                   4,175,200
                                                                                                     -----------------------

                        ITALY (1.4%)
                        INTEGRATED OIL
             378,544    ENI SpA                                                                                  11,436,274
                                                                                                     -----------------------

                        JAPAN (16.1%)
                        ADVERTISING/MARKETING SERVICES
              91,800    Asatsu - DK Inc.                                                                          3,137,422
                                                                                                     -----------------------

                        CHEMICALS: SPECIALTY
              80,000    Taiyo Nippon Sanso Corp.                                                                    649,569
                                                                                                     -----------------------

                        COMMERCIAL PRINTING/FORMS
             702,000    Dai Nippon Printing Co., Ltd.                                                            11,646,533
                                                                                                     -----------------------

                        ELECTRIC UTILITIES
             490,100    Kansai Electric Power Co., Inc. (The)                                                    11,693,850
                                                                                                     -----------------------

                        ELECTRONIC EQUIPMENT/INSTRUMENTS
             141,400    Canon Inc.                                                                                9,849,899
           1,673,000    Mitsubishi Electric Corp.                                                                13,710,331
             611,000    NEC Corp.                                                                                 3,681,272
                                                                                                     -----------------------
                                                                                                                 27,241,502
                                                                                                     -----------------------
                        FINANCE/RENTAL/LEASING
              32,510    Takefuji Corp.                                                                            2,040,402
                                                                                                     -----------------------

                        FOOD RETAIL
             112,400    Lawson, Inc.                                                                              4,104,044
                                                                                                     -----------------------

                        GAS DISTRIBUTORS
           1,591,000    Osaka Gas Co., Ltd.                                                                       5,573,926
           1,353,000    Tokyo Gas Co., Ltd.                                                                       6,770,201
                                                                                                     -----------------------
                                                                                                                 12,344,127
                                                                                                     -----------------------
                        HOUSEHOLD/PERSONAL CARE
             565,000    Kao Corp.                                                                                14,156,354
                                                                                                     -----------------------

                        LIFE/HEALTH INSURANCE
               4,100    T&D Holdings, Inc.                                                                          287,974
                                                                                                     -----------------------

                        MAJOR BANKS
           1,794,000    Shinsei Bank, Ltd.                                                                       12,000,218
                                                                                                     -----------------------

                        MOVIES/ENTERTAINMENT
             105,200    Oriental Land Co., Ltd.                                                                   6,136,888
                                                                                                     -----------------------

                        PHARMACEUTICALS: OTHER
             203,300    Astellas Pharma Inc.                                                                      8,064,791
                                                                                                     -----------------------

                        RAILROADS
               1,129    Central Japan Railway Co.                                                                11,370,526
                                                                                                     -----------------------

                        RECREATIONAL PRODUCTS
              44,700    Sega Sammy Holdings Inc.                                                                  1,789,583
                                                                                                     -----------------------

                        WIRELESS TELECOMMUNICATIONS
               5,310    NTT DoCoMo, Inc.                                                                          8,616,909
                                                                                                     -----------------------

                        TOTAL JAPAN                                                                             135,280,692
                                                                                                     -----------------------

                        LUXEMBOURG (0.6%)
                        STEEL
             114,542    Arcelor                                                                                   4,887,392
                                                                                                     -----------------------

                        NETHERLANDS (7.3%)
                        FINANCIAL CONGLOMERATES
             285,860    ING Groep NV (Share Certificates)                                                        11,179,054
                                                                                                     -----------------------

                        FOOD: MAJOR DIVERSIFIED
             887,589    Unilever NV (Share Certificate)                                                          20,086,962
                                                                                                     -----------------------

                        FOOD: SPECIALTY/CANDY
             161,442    CSM NV                                                                                    4,663,702
                                                                                                     -----------------------

                        INDUSTRIAL SPECIALTIES
             110,078    Akzo Nobel NV                                                                             5,944,302
                                                                                                     -----------------------

                        INTEGRATED OIL
             417,288    Royal Dutch Shell PLC (Class A)                                                          13,821,103
                                                                                                     -----------------------

                        MAJOR BANKS
             216,531    ABN AMRO Holding NV                                                                       5,988,799
                                                                                                     -----------------------

                        TOTAL NETHERLANDS                                                                        61,683,922
                                                                                                     -----------------------

                        NEW ZEALAND (0.5%)
                        MAJOR TELECOMMUNICATIONS
           1,397,562    Telecom Corporation of New Zealand Ltd.                                                   3,992,027
                                                                                                     -----------------------

                        SINGAPORE (0.6%)
                        REGIONAL BANKS
             520,000    United Overseas Bank Ltd.                                                                 4,910,692
                                                                                                     -----------------------

                        SOUTH KOREA (1.3%)
                        SEMICONDUCTORS
              34,411    Samsung Electronics Co., Ltd. (GDR) - 144A**                                             10,871,864
                                                                                                     -----------------------

                        SPAIN (2.6%)
                        INTEGRATED OIL
             108,335    Repsol YPF, S.A.                                                                          3,022,487
                                                                                                     -----------------------

                        MAJOR BANKS
             337,196    Banco Bilbao Vizcaya Argentaria, S.A.                                                     6,986,985
                                                                                                     -----------------------

                        MAJOR TELECOMMUNICATIONS
             753,117    Telefonica S.A.                                                                          12,325,326
                                                                                                     -----------------------

                        TOTAL SPAIN                                                                              22,334,798
                                                                                                     -----------------------

                        SWEDEN (2.8%)
                        METAL FABRICATIONS
             303,599    SKF AB (B Shares)                                                                         4,808,761
                                                                                                     -----------------------

                        REGIONAL BANKS
             449,358    Nordea Bank AB                                                                            5,422,833
                                                                                                     -----------------------

                        TELECOMMUNICATION EQUIPMENT
           4,073,958    Telefonaktiebolaget LM Ericsson (B Shares)                                               13,036,660
                                                                                                     -----------------------

                        TOTAL SWEDEN                                                                             23,268,254
                                                                                                     -----------------------

                        SWITZERLAND (8.2%)
                        CONSTRUCTION MATERIALS
             205,615    Holcim Ltd. (Registered Shares)                                                          16,121,152
                                                                                                     -----------------------

                        FINANCIAL CONGLOMERATES
             132,096    UBS AG (Registered Shares)                                                               14,939,883
                                                                                                     -----------------------

                        FOOD: MAJOR DIVERSIFIED
              70,812    Nestle S.A. (Registered Shares)                                                          21,125,669
                                                                                                     -----------------------

                        MAJOR BANKS
              78,264    Credit Suisse Group (Registered Shares)                                                   4,518,764
                                                                                                     -----------------------

                        PHARMACEUTICALS: MAJOR
             226,068    Novartis AG (Registered Shares)                                                          12,532,960
                                                                                                     -----------------------
                        TOTAL SWITZERLAND                                                                        69,238,428
                                                                                                     -----------------------

                        TAIWAN (0.5%)
                        MAJOR TELECOMMUNICATIONS
             207,183    Chunghwa Telecom Co., Ltd. (ADR)                                                          4,245,180
                                                                                                     -----------------------

                        UNITED KINGDOM (34.2%)
                        AEROSPACE & DEFENSE
             637,092    Rolls-Royce Group PLC*                                                                    4,919,605
          34,940,571    Rolls-Royce Group PLC (B Shares)                                                             67,281
                                                                                                     -----------------------
                                                                                                                  4,986,886
                                                                                                     -----------------------
                        APPAREL/FOOTWEAR
             256,675    Burberry Group PLC                                                                        2,097,312
             305,053    GUS PLC                                                                                   5,275,839
                                                                                                     -----------------------
                                                                                                                  7,373,151
                                                                                                     -----------------------
                        CASINO/GAMING
             567,106    Ladbrokes PLC                                                                             4,214,933
                                                                                                     -----------------------

                        CHEMICALS: SPECIALTY
             385,142    BOC Group PLC                                                                            11,283,245
                                                                                                     -----------------------

                        CONSTRUCTION MATERIALS
             187,943    Hanson PLC                                                                                2,294,691
                                                                                                     -----------------------

                        ELECTRIC UTILITIES
           1,009,404    National Grid PLC                                                                        11,446,244
             685,221    Scottish Power PLC                                                                        7,155,466
              43,182    Scottish & Southern Energy PLC                                                              918,345
                                                                                                     -----------------------
                                                                                                                 19,520,055
                                                                                                     -----------------------
                        FOOD: SPECIALTY/CANDY
           2,188,478    Cadbury Schweppes PLC                                                                    20,929,732
                                                                                                     -----------------------

                        HOTELS/RESORTS/CRUISELINES
             783,942    InterContinental Hotels Group PLC                                                        13,346,544
                                                                                                     -----------------------

                        HOUSEHOLD/PERSONAL CARE
             399,802    Reckitt Benckiser PLC                                                                    14,687,290
                                                                                                     -----------------------

                        INTEGRATED OIL
           1,793,631    BP PLC                                                                                   21,112,039
                                                                                                     -----------------------

                        MAJOR BANKS
             704,372    Barclays PLC                                                                              8,153,530
             620,529    HSBC Holdings PLC                                                                        10,782,136
             478,278    Royal Bank of Scotland Group PLC                                                         15,417,375
                                                                                                     -----------------------
                                                                                                                 34,353,041
                                                                                                     -----------------------
                        OTHER METALS/MINERALS
             719,364    BHP Billiton PLC                                                                         14,152,242
                                                                                                     -----------------------

                        OTHER TRANSPORTATION
             134,554    BAA PLC                                                                                   2,193,193
                                                                                                     -----------------------

                        PERSONNEL SERVICES
           4,264,695    Hays PLC                                                                                 12,814,583
                                                                                                     -----------------------

                        PHARMACEUTICALS: MAJOR
             166,356    AstraZeneca PLC                                                                           8,787,261
             482,434    GlaxoSmithKline PLC                                                                      13,342,440
                                                                                                     -----------------------
                                                                                                                 22,129,701
                                                                                                     -----------------------
                        PUBLISHING: BOOKS/MAGAZINES
           1,729,904    Reed Elsevier PLC                                                                        16,818,989
                                                                                                     -----------------------

                        PUBLISHING: NEWSPAPERS
             268,713    Johnston Press PLC                                                                        2,309,138
                                                                                                     -----------------------

                        REGIONAL BANKS
             113,692    Northern Rock PLC                                                                         2,183,111
                                                                                                     -----------------------

                        TOBACCO
             665,591    British American Tobacco PLC                                                             16,635,964
             880,391    Imperial Tobacco Group PLC                                                               26,910,694
                                                                                                     -----------------------
                                                                                                                 43,546,658
                                                                                                     -----------------------
                        WHOLESALE DISTRIBUTORS
             201,089    Wolseley PLC                                                                              4,684,709
                                                                                                     -----------------------

                        WIRELESS TELECOMMUNICATIONS
           5,699,143    Vodafone Group PLC                                                                       13,107,335
                                                                                                     -----------------------

                        TOTAL UNITED KINGDOM                                                                    288,041,266
                                                                                                     -----------------------

                        TOTAL COMMON STOCKS (Cost $663,724,714)                                                 805,142,978
                                                                                                     -----------------------

     NUMBER OF
       SHARES
---------------------
                        PREFERRED STOCK (A) (1.7%)
                        GERMANY
                        MOTOR VEHICLES
              14,727    Porsche AG (Cost $9,700,395)                                                             14,277,556
                                                                                                     -----------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
---------------------
                        SHORT-TERM INVESTMENT (1.4%)
                        REPURCHASE AGREEMENT
             $11,849    Joint repurchase agreement account 5.01% due 06/01/06
                             (dated 05/31/06; proceeds $11,850,649) (b)                                          11,849,000
                             (Cost $11,849,000)                                                     -----------------------

                        TOTAL INVESTMENTS (Cost $685,274,109) (c) (d)                      98.7%               831,269,534

                        OTHER ASSETS IN EXCESS OF LIABILITIES                               1.3                  10,641,546
                                                                                ----------------     -----------------------

                        NET ASSETS                                                        100.0%             $ 841,911,080
                                                                                ================     =======================

------------------------
        ADR             American Depositary Receipt.

        GDR             Global Depositary Receipt.

        *               Non-income producing security.

        **              Resale is restricted to qualified institutional
                        investors.

        (a)             Securities with a total market value of $823,961,304
                        have been valued at their fair value as determined in
                        good faith under procedures established by and under the
                        general supervision of the Fund's Trustees.

        (b)             Collateralized by federal agency and U.S. Treasury
                        obligations.

        (c)             Securities have been designated as collateral in an
                        amount equal to $65,367,533 in connection with open
                        forward foreign currency contracts.

        (d)             The aggregate cost for federal income tax purposes
                        approximates the aggregate cost for book purposes. The
                        aggregate gross unrealized appreciation is $161,910,974
                        and the aggregate gross unrealized depreciation is
                        $15,915,549, resulting in net unrealized appreciation of
                        $145,995,425.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2006:

                                                                         UNREALIZED
   CONTRACTS TO                         IN               DELIVERY       APPRECIATION/
      DELIVER                      EXCHANGE FOR            DATE         DEPRECIATION
------------------------     ----------------------     ----------    ----------------

    $           592,815       EUR          316,320       06/01/06              $1,455
  JPY     6,946,861,500       GBP       33,500,000       07/24/06            (507,527)
  NZD         4,900,000       JPY      356,783,704       07/24/06              92,392
                                                                      ----------------

                              Net Unrealized Depreciation ........          $(413,680)
                                                                      ================

Currency Abbreviations:
---------------------------------
GBP           British Pound.
EUR           Euro.
JPY           Japanese Yen.
NZD           New Zealand Dollar.

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS MAY 31, 2006 (unaudited)

                                                                                                           PERCENT OF
     INDUSTRY                                                                   VALUE                      NET ASSETS
--------------------                                                     --------------------         ---------------------

Major Banks                                                                      $88,026,992                          10.4%
Integrated Oil                                                                    73,472,552                           8.7
Major Telecommunications                                                          53,175,033                           6.3
Tobacco                                                                           43,546,658                           5.1
Pharmaceuticals: Major                                                            43,219,773                           5.1
Electric Utilities                                                                43,197,358                           5.0
Food: Major Diversified                                                           41,212,631                           4.9
Financial Conglomerates                                                           34,239,290                           4.1
Household/Personal Care                                                           28,843,644                           3.4
Electronic Equipment/Instruments                                                  27,241,502                           3.2
Construction Materials                                                            27,087,263                           3.2
Motor Vehicles                                                                    26,762,956                           3.2
Food: Specialty/Candy                                                             25,593,434                           3.0
Wireless Telecommunications                                                       21,724,244                           2.6
Publishing: Books/Magazines                                                       16,818,989                           2.0
Other Metals/Minerals                                                             14,152,242                           1.7
Hotels/Resorts/Cruiselines                                                        13,346,544                           1.6
Telecommunication Equipment                                                       13,036,660                           1.6
Personnel Services                                                                12,814,583                           1.5
Regional Banks                                                                    12,516,636                           1.5
Gas Distributors                                                                  12,344,128                           1.5
Chemicals: Specialty                                                              11,932,814                           1.4
Repurchase Agreement                                                              11,849,000                           1.4
Commercial Printing/Forms                                                         11,646,533                           1.4
Chemicals: Major Diversified                                                      11,418,795                           1.4
Railroads                                                                         11,370,526                           1.4
Semiconductors                                                                    10,871,864                           1.3
Food Retail                                                                        8,448,025                           1.0
Industrial Conglomerates                                                           8,279,599                           1.0
Pharmaceuticals: Other                                                             8,064,791                           1.0
Apparel/Footwear                                                                   7,373,152                           0.9
Movies/Entertainment                                                               6,136,888                           0.7
Industrial Specialties                                                             5,944,302                           0.7
Steel                                                                              5,756,262                           0.7
Multi-Line Insurance                                                               5,040,826                           0.6
Aerospace & Defense                                                                4,986,886                           0.6
Metal Fabrications                                                                 4,808,761                           0.6
Wholesale Distributors                                                             4,684,709                           0.6
Beverages: Alcoholic                                                               4,310,044                           0.5
Casino/Gaming                                                                      4,214,933                           0.5
Advertising/Marketing Services                                                     3,137,422                           0.4
Publishing: Newspapers                                                             2,309,138                           0.3
Other Transportation                                                               2,193,193                           0.3
Finance/Rental/Leasing                                                             2,040,402                           0.2
Recreational Products                                                              1,789,583                           0.2
Life/Health Insurance                                                                287,974                           0.0
                                                                         --------------------         ---------------------
                                                                                $831,269,534                          98.7%
                                                                         ====================         =====================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.     I have reviewed this report on Form N-Q of Morgan Stanley International
       Value Equity Fund;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

       (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b)    Omitted;

       (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

       (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006
                                         /s/ Ronald E. Robison
                                         Ronald E. Robison
                                         Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.     I have reviewed this report on Form N-Q of Morgan Stanley International
       Value Equity Fund;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

       (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b)    Omitted;

       (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

       (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5